CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, allowance	$ 126	$ 3,237
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Treasury stock (in shares)	567,823	567,823
Class A ordinary shares
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares, issued (in shares)	77,289,166	76,180,618
Common stock, shares, outstanding (in shares)	76,721,343	75,612,795
Class B ordinary shares
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares, issued (in shares)	13,582,642	13,582,642
Common stock, shares, outstanding (in shares)	13,582,642	13,582,642